FINANCIAL INSTRUMENTS AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Sep. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of carrying value of financial assets and liabilities [Table Text Block]
	September 30, 2021	September 30, 2020
FVTPL	$	$
Cash	19,673,765	799,929
Guaranteed investment certificate	86,250	-
Cash and cash equivalents	19,760,015	799,929
Amortized cost
Accounts payable and accrued liabilities	638,573	150,923